Balance Sheet Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Prepaid Expenses
Prepaid Insurance	$ 9,311	$ 4,727
Other	3,349	1,918
Prepaid expenses	12,660	6,645
Other Current Assets
Fuel Tax Receivable	2,106	715
Accrued Revenue	941	623
Currency Contracts		1,519
Other	1,719	1,715
Other current assets	4,766	4,572
Accrued Expenses and Accounts Payable
Accrued Accounts Payable	6,748	4,470
Dividends Payable	10,431	3,012
Insurance	5,477	4,894
Wages and benefits	4,857	3,203
Class B Shares	4,256	3,890
Taxes payable	1,770
Other	4,001	4,966
Accrued expenses and other current liabilities	$ 37,540	$ 24,435